UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08403

                   ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

Company                                                   Shares   U.S. $ Value
-------                                                  -------   ------------
COMMON STOCKS-98.8%

Technology-31.2%
Communications Equipment-9.4%
Corning, Inc.(a)                                         105,800    $ 2,576,230
Juniper Networks, Inc.(a)*                                97,600      1,769,488
Motorola, Inc.                                            19,500        442,845
QUALCOMM, Inc.                                            71,000      3,405,160
                                                                    -----------
                                                                      8,193,723
                                                                    -----------
Computer Hardware/Storage-3.2%
Apple Computer, Inc.(a)                                   36,400      2,748,564
                                                                    -----------
Computer Peripherals-1.6%
Network Appliance, Inc.(a)                                45,500      1,419,600
                                                                    -----------
Computer Software-1.0%
Microsoft Corp.                                           31,400        883,910
                                                                    -----------
Internet Media-7.5%
Google, Inc. Cl.A(a)                                       9,760      4,228,520
Yahoo!, Inc.(a)                                           68,000      2,335,120
                                                                    -----------
                                                                      6,563,640
                                                                    -----------
Semi-Conductor Components-8.0%
Advanced Micro Devices, Inc.(a)                           22,200        929,292
Broadcom Corp. Cl.A(a)                                    51,000      3,478,200
Marvell Technology Group, Ltd.(a)                         37,500      2,565,750
                                                                    -----------
                                                                      6,973,242
                                                                    -----------
Software-0.5%
Adobe Systems, Inc.                                       11,900        472,668
                                                                    -----------
                                                                     27,255,347
                                                                    -----------
Health Care-22.0%
Biotechnology-6.2%
Affymetrix, Inc.(a)                                       12,300        469,614
Amgen, Inc.(a)                                            10,400        758,056
Genentech, Inc.(a)                                        36,100      3,101,712
Gilead Sciences, Inc.(a)                                  17,300      1,053,051
                                                                    -----------
                                                                      5,382,433
                                                                    -----------

Drugs-3.2%
Teva Pharmaceutical Industries,
   Ltd. (ADR)*                                            65,400      2,788,002
                                                                    -----------
Medical Products-4.8%
Alcon, Inc.                                               15,900      2,033,928
St. Jude Medical, Inc.(a)                                 44,700      2,196,111
                                                                    -----------
                                                                      4,230,039
                                                                    -----------
Medical Services-7.8%
Caremark Rx, Inc.(a)                                      27,800      1,370,540
UnitedHealth Group, Inc.                                  45,100      2,679,842
WellPoint, Inc.(a)                                        35,700      2,741,760
                                                                    -----------
                                                                      6,792,142
                                                                    -----------
                                                                     19,192,616
                                                                    -----------
Finance-12.9%
Banking - Money Center-2.1%
J.P. Morgan Chase & Co.                                   21,700        862,575
UBS AG                                                     9,300      1,011,840
                                                                    -----------
                                                                      1,874,415
                                                                    -----------
Banking - Regional-0.4%
Northern Trust Corp.                                       7,400        386,354
                                                                    -----------
Brokerage & Money Management-6.3%
Franklin Resources, Inc.                                  17,800      1,753,300
Legg Mason, Inc.                                           7,300        946,810
Merrill Lynch & Co., Inc.                                 13,500      1,013,445
The Goldman Sachs Group, Inc.                             12,400      1,751,500
                                                                    -----------
                                                                      5,465,055
                                                                    -----------
Insurance-4.1%
ACE, Ltd.                                                 14,500        793,875
American International Group, Inc.                        33,400      2,186,364
The Progressive Corp.                                      5,701        598,833
                                                                    -----------
                                                                      3,579,072
                                                                    -----------
                                                                     11,304,896
                                                                    -----------
Consumer Services-12.8%
Advertising-0.6%
Getty Images, Inc.(a)                                      3,600        293,940
Lamar Advertising Co. Cl.A(a)*                             4,900        225,008
                                                                    -----------
                                                                        518,948
                                                                    -----------
Broadcasting & Cable-1.1%
The E.W. Scripps Co. Cl.A                                 20,000        966,800
                                                                    -----------
Cellular Communications-0.5%
America Movil S.A. de C.V. (ADR)                          12,800        431,744
                                                                    -----------

Restaurants & Lodging-0.8%
Las Vegas Sands Corp.(a)*                                  7,900        405,665
McDonald's Corp.                                           7,300        255,573
Starbucks Corp.(a)                                         2,800         88,760
                                                                    -----------
                                                                        749,998
                                                                    -----------
Retail-3.3%
eBay, Inc.(a)                                             66,500      2,866,150
                                                                    -----------
Retail - General Merchandise-5.3%
Lowe's Cos., Inc.                                         31,200      1,982,760
Target Corp.                                              47,700      2,611,575
                                                                    -----------
                                                                      4,594,335
                                                                    -----------
Miscellaneous-1.2%
Electronic Arts, Inc.(a)                                  19,700      1,075,226
                                                                    -----------
                                                                     11,203,201
                                                                    -----------
Energy-9.1%
Domestic Producers-0.3%
Noble Energy, Inc.                                         4,800        222,144
                                                                    -----------
Oil Service-8.8%
Baker Hughes, Inc.                                         5,800        449,152
GlobalSantaFe Corp.                                       14,200        866,910
Halliburton Co.                                           51,100      4,065,005
Nabors Industries, Ltd.(a)                                28,900      2,348,125
                                                                    -----------
                                                                      7,729,192
                                                                    -----------
                                                                      7,951,336
                                                                    -----------
Consumer Staples-6.0%
Household Products-4.1%
The Procter & Gamble Co.                                  61,000      3,613,030
                                                                    -----------
Retail - Food & Drug-1.9%
Walgreen Co.                                              16,300        705,464
Whole Foods Market, Inc.                                  12,200        901,214
                                                                    -----------
                                                                      1,606,678
                                                                    -----------
                                                                      5,219,708
                                                                    -----------
Capital Goods-2.7%
Electrical Equipment-0.9%
Emerson Electric Co.                                       9,400        728,030
                                                                    -----------
Miscellaneous-1.8%
General Electric Co.                                      48,600      1,591,650
                                                                    -----------
                                                                      2,319,680
                                                                    -----------

Aerospace & Defense-2.1%
Aerospace-2.1%
The Boeing Co.                                            26,500      1,810,215
                                                                    -----------
Total Common Stocks
(cost $61,327,026)                                                   86,256,999
                                                                    -----------

                                                       Principal
                                                         Amount
                                                         (000)
                                                       ---------
SHORT-TERM INVESTMENT-2.1%
Time Deposit-2.1%
State Street Euro Dollar
3.60%, 2/01/06
(cost $1,855,000)                                         $1,855      1,855,000
                                                                    -----------
Total Investment Before Security
   Lending Collateral-100.9%
(cost $63,182,026)                                                   88,111,999
                                                                    -----------

                                                         Shares
                                                       ---------
INVESTMENT OF CASH COLLATERAL FOR
   SECURITIES LOANED-4.0%
Short-Term Investment
UBS Private Money Market Fund,
   LLC 4.35%
(cost $3,507,235)                                      3,507,235      3,507,235
                                                                    -----------
Total Investments-104.9%
(cost $66,689,261)                                                   91,619,234
Other assets less liabilities-(4.9%)                                 (4,296,095)
                                                                    -----------
Net Assets-100%                                                     $87,323,139
                                                                    -----------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006  (unaudited)

Company                                                   Shares    U.S. $ Value
-------                                                 ---------   ------------
COMMON STOCKS-95.3%

Real Estate Investment Trusts-95.3%
Apartments-17.1%
Archstone-Smith Trust                                     617,500   $ 28,936,050
Avalonbay Communities, Inc.                               279,400     27,794,712
Camden Property Trust                                     301,800     19,647,180
Equity Residential Properties Trust                       750,600     31,832,946
Essex Property Trust, Inc.                                126,400     12,561,632
Mid-America Apartment Communities, Inc.                   254,900     13,012,645
United Dominion Realty Trust, Inc.                        522,000     13,264,020
                                                                    ------------
                                                                     147,049,185
                                                                    ------------
Diversified & Others-5.0%
Cousins Properties, Inc.                                   28,950        903,819
Vornado Realty Trust                                      479,300     42,341,362
                                                                    ------------
                                                                      43,245,181
                                                                    ------------
Health Care-1.7%
Ventas, Inc.                                              251,000      7,680,600
Windrose Medical Properties Trust                         495,800      7,288,260
                                                                    ------------
                                                                      14,968,860
                                                                    ------------
Lodging-9.2%
FelCor Lodging Trust, Inc.                                 22,600        448,836
Host Marriott Corp.                                     1,610,800     32,135,460
LaSalle Hotel Porperties                                  211,600      8,087,352
Starwood Hotels & Resorts Worldwide, Inc.                 236,200     14,363,322
Strategic Hotel Capital, Inc.                             300,000      6,420,000
Sunstone Hotel Investors, Inc.                            610,000     17,995,000
                                                                    ------------
                                                                      79,449,970
                                                                    ------------
Office-20.1%
Alexandria Real Estate Equities, Inc.                     342,300     30,207,975
Boston Properties, Inc.                                   322,900     25,270,154
Brookfield Properties Corp.                               734,950     22,202,840
CarrAmerica Realty Corp.                                  174,600      6,425,280
Corporate Office Properties Trust                         680,500     27,553,445
Equity Office Properties Trust                            375,550     11,950,001
Maguire Properties, Inc.                                  539,150     18,223,270
Reckson Associates Realty Corp.                           265,600     10,605,408
SL Green Realty Corp.                                     250,400     21,043,616
                                                                    ------------
                                                                     173,481,989
                                                                    ------------

Regional Malls-14.7%
General Growth Properties, Inc.                           877,775     45,293,190
Macerich Co.                                              252,100     18,294,897
Simon Property Group, Inc.                                763,700     63,264,908
                                                                    ------------
                                                                     126,852,995
                                                                    ------------
Shopping Centers-12.3%
Developers Diversified Realty Corp.                       393,900     19,403,514
Federal Realty Investment Trust                           216,000     14,433,120
Kimco Realty Corp.                                        736,500     25,843,785
Pan Pacific Retail Properties, Inc.                       152,000     10,518,400
Regency Centers Corp.                                     384,000     24,748,800
Tanger Factory Outlet Centers, Inc.                       356,500     11,233,315
                                                                    ------------
                                                                     106,180,934
                                                                    ------------
Specialty-0.9%
Digital Realty Trust, Inc.                                294,300      7,619,427
                                                                    ------------
Storage-4.9%
Public Storage, Inc.                                      503,700     36,553,509
Sovran Self Storage, Inc.                                 116,800      5,785,104
                                                                    ------------
                                                                      42,338,613
                                                                    ------------
Warehouse & Industrial-9.4%
EastGroup Properties, Inc.                                414,300     19,563,246
First Potomac Realty Trust                                295,200      8,681,832
ProLogis Trust                                          1,035,300     53,028,066
                                                                    ------------
                                                                      81,273,144
                                                                    ------------
Total Common Stocks
(cost $533,374,287)                                                  822,460,298
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
Short-Term Investment-4.3%
Time Deposit-4.3%
State Street Euro Dollar
3.60%, 2/01/06
(cost $37,009,000)                                        $37,009     37,009,000
                                                                    ------------
Total Investments-99.6%
(cost $570,383,287)                                                  859,469,298
Other assets less liabilities-0.4%                                     3,204,925
                                                                    ------------
Net Assets-100%                                                     $862,674,223
                                                                    ------------

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006